INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 1,000,000	$ 590,000	$ 260,000	$ 160,000	$ 140,000	$ 1,640,000	$ 3,400,000	$ 5,230,000	$ 5,600,000	$ 2,850,000	$ 2,427,000	$ 1,799,000	$ 1,750,000	$ 1,308,000	$ 429,000	$ 476,000	$ 414,000
Taiwan corporate tax rate	Sole-Vision Technologies, Inc. is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan’s corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year. This tax will not be provided if the company distributed the earnings before the ended of the fiscal year
Previously Reported [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 1,000,000	$ 590,000	$ 260,000	$ 160,000	$ 140,000	$ 1,640,000	$ 3,400,000	$ 5,230,000	$ 5,600,000	$ 2,850,000	$ 2,427,000	$ 1,799,000	$ 1,750,000	$ 1,308,000	$ 429,000	$ 476,000	$ 414,000
Taiwan corporate tax rate		Sole-Vision Technologies, Inc. is a subsidiary of the Company which is operating in Taiwan as a profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan’s corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year. This tax will not be provided if the company distributed the earnings before the ended of the fiscal year
AZERBAIJAN
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 2,000,000.0
AZERBAIJAN | Previously Reported [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		2,000,000.0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 29,000,000
Operating loss carryforward, limitations on use		which will begin to expire in 2025
Domestic Tax Authority [Member] | Previously Reported [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 29,000,000
Operating loss carryforward, limitations on use		which will begin to expire in 2025
US Based Segment [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance increased		$ 500,000
US Based Segment [Member] | Previously Reported [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance increased		$ 500,000